Other non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-financial Liabilities
Schedule of other non-financial liabilities

	As of December 31, 2024		As of December 31, 2023
	Current	Non-current	Current	Non-current
	ThCh$		ThCh$	ThCh$
Parent dividend provisioned according to policy	37,055,482	-	20,864,709	-
Outstanding parent dividends (1)	1,256,119	-	1,332,403	-
Subsidiaries dividends according to policy	10,606,978	-	8,027,028	-
Total dividends payable	48,918,579	-	30,224,140	-
Income received in advance	1,215,681	4,355,981	1,438,831	3,987,705
Others	874,028	-	258,226	-
Total	51,008,288	4,355,981	31,921,197	3,987,705
(1)	See Note 28 - Common Shareholders’ Equity, dividends.